Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes
Note 17. Income Taxes
The U.K. and foreign components of the Company’s loss before provision for income taxes consisted of the following (in thousands):

	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019
U.K.	$(326,206)	$(26,846)	$(43,199)
Foreign	(278,248)	(1,689)	(2,374)

Loss before income taxes	$(604,454)	$(28,535)	$(45,573)

The components of the Company’s income tax (benefit) expense consisted of the following (in thousands):

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2021	2020	2019
Current:
U.K.	$—	$—	$—
Foreign	1,708	47	114

Current tax expense	1,708	47	114

Deferred:
U.K.	(13,618)	1,650	(5,374)
Foreign	209	116	(106)

Deferred tax expense (benefit)	(13,409)	1,766	(5,480)

Total	$(11,701)	$1,813	$(5,366)

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate of 19.0% is as follows:

	Year Ended December 31,	Year Ended December 31,	Year Ended December 31,
	2021	2020	2019
U.K. provision at statutory rate	19.0%	19.0%	19.0%
Expenses not deductible for tax purposes	(1.6)	0.9	(3.6)
Return to provision	(0.4)	—	—
Non-deductible interest expense	—	(3.6)	—
Income not taxable	—	—	0.8
Stock based compensation	(19.7)	2.6	1.5
Chargeable gains/(losses)	—	—	—
Remeasurement of warrant liability	—	—	—
Transaction cost adjustment	—	(1.4)	—
Tax rate change	0.3	—	(0.4)
Foreign rate difference	5.3	—	(1.5)
Change in valuation allowance	(0.9)	(21.6)	(4.0)

Effective tax rate	2.0%	(4.1)%	11.8%

The Company’s effective tax rates differ from the U.K. statutory rate primarily due to the change in valuation allowance, and expenses not deductible for tax purpose.
The Company’s deferred income tax assets and liabilities as of December 31, 2021 and 2020 are as follows (in thousands):

	Year Ended December 31,	Year Ended December 31,
	2021	2020
Deferred tax assets:
Net operating loss carry forward	$48,031	$26,498
Property and equipment	(78)	159
Other	180	187

Deferred tax assets before valuation allowance	48,133	26,844
Valuation allowance	(19,059)	(11,240)

Deferred tax assets, net of valuation allowance	29,074	15,604

Deferred tax liabilities:
Outside basis difference	2,034	1,913
Intangible assets	43,942	21,783

Deferred tax liabilities	45,976	23,696

Net deferred tax assets (liabilities)	$(16,902)	$(8,092)

The Company assesses the realizability of deferred tax assets based on the available evidence, including a history of taxable income and estimates of future taxable income. In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that all or some portion of deferred tax assets will not be realized. Due to the losses the Company generated in the current and prior years, the Company believes it is not more likely than not that all of the deferred tax assets can be realized in certain jurisdictions. Accordingly, the Company established and recorded a valuation allowance on its net deferred tax assets of $19.1 million as of December 31, 2021 and a valuation allowance on its net deferred tax assets of $11.2 million as of December 31, 2020.
As of December 31, 2021, the Company had $164.9 million of U.K. net operating loss carryforwards available to reduce future taxable income. All of the U.K. net operating losses will be carried forward indefinitely for U.K. tax purposes.
The Company had no uncertain tax positions for the years ended December 31, 2021 and 2020.